UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒           Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
               January 1, 2014 to December 31, 2014

Date of Report (Date of earliest event reported): February 13, 2014

Commission File Number of securitizer: Not Applicable

Central Index Key Number of securitizer: 0001591981

Carrington Advance Company II, LLC

John Alkire

(949) 517-7000

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02. Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Carrington Advance Company II, LLC has indicated by check mark that there is no activity to report for the annual period ending December 31, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CARRINGTON ADVANCE COMPANY II, LLC

(Securitizer)

By:  /s/ John Alkire

Name: John Alkire

Title: Executive Vice-President, Servicing Operations for Carrington Mortgage Services, LLC

Date: February 13, 2015